Accounts Payable	6 Months Ended
Jun. 30, 2026
Accounts Payable [Abstract]
Accounts payable

Note 25. Accounts payable

The accounts payable balance consisted of the following:

	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Trade creditors	5,630	4,994
Accounts payable to Board members	264	909
Accounts payable to other related parties	430	183
Accounts payable to underwriters, promoters, and employees	13,010	4,575
Other accounts payable	7,632	8,546
Total accounts payable	26,966	19,207

As of June 30, 2026, accounts payable to Board Members consisted of payables to members of the Board related to compensation and reimbursement matters totaling USD 263,703 (see Note 40).

As of June 30, 2026, accounts payable to other related parties consisted of USD 285,851 payable to OISTE, USD 139,051 payable to the related parties of Carlos Moreira and USD 5,158 payable to Antoine Kohler (see Note 40 for details).

Accounts payable to underwriters, promoters and employees consist primarily of amounts payable to employees for accrued vacation days, bonuses and 13th-month compensation across WISeKey.

Other accounts payable consist primarily of amounts due or accrued for professional services (e.g., legal, accounting and audit services) and related employee social charges.